Equity compensation plans	12 Months Ended
Nov. 30, 2012
Equity compensation plans
Equity compensation plans

9.     Equity compensation plans

        During the three years ended November 30, 2012 the Company's share based awards have primarily consisted of Restricted Stock Units ("RSUs"). The Company also operates an Employee Share Purchase Plan ("ESPP") for U.S. employees and a Sharesave option plan for U.K. employees.

        As of November 30, 2012, there were 3,277 shares authorized for future grants under all share plans.

Equity Compensation

        The following table summarizes equity compensation expense related to share-based awards:

	Year ended November 30,
	2012	2011	2010
Equity compensation:
Cost of revenues	$965	$824	$1,541
Research and development	2,300	2,534	3,107
Selling, general and administrative	3,337	3,769	5,006

Total equity compensation	6,602	7,127	9,654

Related income tax benefit	$1,518	$1,782	$3,241

Restricted Stock Units

        RSUs require that shares be awarded over four years from the date of grant, subject to continued service. The holders of RSUs are not entitled to receive dividends or dividend equivalents. The vesting of certain of these units is also subject to the achievement of certain performance conditions in the year of grant. The RSUs vest annually on February 1. An employee ceases to be entitled to the RSUs upon termination of their employment. Equity compensation expense related to RSUs of $6,186, $6,837 and $9,500 has been recorded in the years ended November 30, 2012, 2011 and 2010 respectively. The calculation of the number of units expected to vest is based on management's assessment of achievement of the related performance conditions. Restricted stock units granted, exercised, canceled and expired are summarized as follows:

	RSU	Weighted- Average Grant Date Fair Value	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Non-vested restricted stock units at November 30, 2009	1,430	$9.78	1.7
Granted	1,238	13.76
Vested	(533)	8.80
Cancelled/forfeited	(62)	12.85

Non-vested restricted stock units at November 30, 2010	2,073	$11.32	1.7
Granted	980	13.04
Vested	(659)	11.74
Cancelled/forfeited	(446)	11.36

Non-vested restricted stock units at November 30, 2011	1,948	$12.09	1.6
Granted	1,118	13.64
Vested	(544)	11.27
Cancelled/forfeited	(686)	13.31

Non-vested restricted stock units at November 30, 2012	1,836	$14.03	1.6

Non-vested restricted stock units expected to vest at November 30, 2012	1,469	$13.56	1.5	$13,769

The Sharesave Plan

        Options granted under this plan have certain tax advantages for employees. Options can only be exercised at the end of a three year period based on the amount paid by an employee into an independent savings account. The options have been granted with an exercise price at a discount of 15% to the market price and the maximum monthly contribution to this plan, stated in U.K. pounds, is £250 determined at the commencement of the three year period.

        Sharesave Plan activity was as follows:

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at November 30, 2009	52	$15.85	1.9
Granted	41	16.01
Canceled/forfeited	(17)	17.09

Outstanding at November 30, 2010	76	$15.66	2.1
Granted	190	8.25
Canceled/forfeited	(61)	15.57

Outstanding at November 30, 2011	205	$8.82	2.9
Granted	28	13.10
Canceled/forfeited	(62)	9.61

Outstanding at November 30, 2012	171	$9.23	2.0	160

        There were no options exercisable at November 30, 2012, 2011 and 2010.

Share Option Plans

        The Company has four plans, under which employees were granted options to purchase Xyratex Ltd common shares prior to November 30, 2005. Options granted under each plan vest in line with certain criteria, including at the earlier of a takeover or liquidation of the Company, or ratably, over a period of up to four years from the grant date. Options granted under these plans expire under certain criteria including at the earlier of ten years from the date of grant, following a change of control, amalgamation or liquidation of the Company or immediately upon termination of employment with the Company.

        Options exercised and canceled or forfeited under these share option plans are summarized as follows:

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at November 30, 2009	1,240	$10.46
Exercised	(395)	8.00
Canceled/forfeited	(13)	14.31

Outstanding at November 30, 2010	832	$12.42
Exercised	(301)	11.60
Canceled/forfeited	(5)	13.60

Outstanding at November 30, 2011	526	$12.81
Exercised	(71)	4.24
Canceled/forfeited	(11)	14.78

Outstanding at November 30, 2012	444	$14.14	2.1	$—

Exercisable at November 30, 2010	832	$12.42

Exercisable at November 30, 2011	526	$12.81

Exercisable at November 30, 2012	444	$14.14	2.1	$—

        The aggregate intrinsic value of options outstanding at November 30, 2012 is calculated as the difference between the market price of the underlying common share and the exercise price of the options. All of the outstanding options at November 30, 2012, had exercise prices that were higher than the $9.37 closing market price of the Company's common shares on that date. The total intrinsic value of options exercised during the years ended November 30, 2012, 2011 and 2010 was $693, $731 and $4,049, respectively, determined as of the date of exercise. The total fair value of options that vested during the years ended November 30, 2012, 2011 and 2010 was $0, $0 and $53, respectively. The total fair value of options that were forfeited during the years ended November 30, 2012, 2011 and 2010 was $88, $22 and $114, respectively.

        The following table summarizes information about share options outstanding at November 30, 2012:

	Options Outstanding and Exercisable
Exercise Prices	Number Outstanding	Weighted- Average Remaining Contractual Life (in years)	Weighted- Average Exercise Price
$9.65	4	1.4	$9.65
$13.51–$14.47	440	2.1	$14.16

	444	2.1	$14.14

ESPP

        The Company also operates an employee stock purchase plan ("ESPP"), under which any eligible U.S. employee of the Company receives the rights to purchase the Company's shares. A purchase right entitles a participant to purchase at the end of each year the number of common shares determined by dividing the participant's accumulated payroll deductions in his or her plan account by the purchase price for that offering period. Generally, the per share purchase price is 85% of the lower of the fair market value of one common share on the first trading day of the offering period or the fair market value of such a share on the last trading day of the offering period. The payroll deductions may not exceed two hundred dollars per pay period per employee, and an employee may not purchase more than $25 of fair value of shares in any annual period. The ESPP terminates in December 2021.

        ESPP activity was as follows:

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at November 30, 2009	—	—	—
Granted	26	13.80

Outstanding at November 30, 2010	26	$13.80	0.4
Granted	46	8.54
Canceled/forfeited	(26)	13.80

Outstanding at November 30, 2011	46	$8.54	0.4
Granted	51	12.36
Exercised	(39)	8.54
Canceled/forfeited	(7)	8.54

Outstanding at November 30, 2012	51	$12.36	0.4	$—

Determining Fair Value of Share Options

        Valuation and Amortization Method.    The Company estimated the fair value of share options using the Black-Scholes option valuation model and amortized the fair value using graded vesting over the vesting periods.

        Expected Life.    The expected life of awards granted represents the period of time that they are expected to be outstanding. The Company determined the expected life based on historical experience with similar awards, giving consideration to the contractual terms, vesting schedules and pre-vesting and post-vesting forfeitures.

        Expected Volatility.    The volatility factor the Company used in the Black-Scholes option valuation model is based on the Company's historical share prices.

        Risk-Free Interest Rate.    The Company based the risk-free interest rate used in the Black-Scholes option valuation model on the implied yield currently available on U.S. Treasury zero-coupon issues with an equivalent remaining term equal to the expected life of the award.

        Expected Dividend Yield.    Prior to August 2011, the Company had never paid any cash dividends on its common shares and did not anticipate paying any cash dividends. Consequently, the Company used an assumption of a dividend yield of zero in the Black-Scholes option valuation model. For future grants a dividend yield of 2.30% would be used, based on the levels of dividends paid.

        Expected Forfeitures.    The Company uses historical data to estimate pre-vesting option forfeitures. The Company records share-based compensation only for those awards that are expected to vest.

        The fair value of the options was estimated at grant date using the following weighted average assumptions:

	Year ended November 30,
	2012	2011	2010
Risk-free interest rate	0.16%	1.00%	3.00%
Dividend yield	2.30%	0.00%	0.00%
Volatility	42%	66%	75%
Expected option life	1.5 years	1.5 years	1.5 years

        At November 30, 2012, the Company had 2,135 non-vested share based awards that had a weighted average grant date fair value of $13.31. As of November 30, 2012, the Company had $6, 676 of total unrecognized compensation cost related to non-vested share-based awards granted under all equity compensation plans. Total unrecognized compensation cost will be adjusted for any future changes in estimated forfeitures. The Company expects to recognize this cost over a weighted average period of 3.1 years.